Finance Lease Right-of-Use Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Finance Lease Right of Use Assets Table [Abstract]
Schedule of finance lease right -of-use assets
	2021	Increase/ (Decrease)	Exchange Rate Translation	2022
Company vehicles	$1,857,556	$-	$(69,553)	$1,788,003
Total right-of-use assets, at cost	1,857,556	-	(69,553)	1,788,003
Less: accumulated amortization	(510,828)	(185,583)	25,910	(670,501)
Right-of-use assets, net	$1,346,728	$(185,583)	$(43,643)	$1,117,502